Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Paid-in Capital	Accumulated deficit
Balance at at Dec. 31, 2017	$ (917,380)	$ (762)	$ (11,004)	$ (1,745,844)	$ 818,222
Balance (in shares) at Dec. 31, 2017		7,490,236
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ (12,698)				(12,698)
Stock Issued During Period, Shares, New Issues		(710,240)
Stock Issued During Period, Shares, Issued for Services	159,259	0
Stock Issued During Period, Value, Issued for Services	$ 0	$ 16		(16)
Treasury Stock, Common, Shares	45,716	0	(45,716)	0
Cash dividends declared on common stock ($0.02 per common share)		$ 0		(6,042)
Dividends, Paid-in-kind	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		182,470
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 18		(18)
Share-based Compensation	7,880
Balance at at Dec. 31, 2018	(860,804)	$ (796)	(56,720)	(1,747,648)	830,920
Balance (in Shares) at Dec. 31, 2018		7,121,725
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	44,654				44,654
Stock Issued During Period, Shares, New Issues		0
Issuance of restricted stock, net of forfeitures		126,570
Treasury Stock, Common, Shares	5,748	$ 0	0	(5,748)
Cash dividends declared on common stock ($0.02 per common share)				(33,699)
Dividends, Paid-in-kind	(33,699)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	13	0	(13)
Share-based Compensation	8,956
Balance at at Dec. 31, 2019	(874,967)	$ (809)	(56,720)		786,266
Balance (in Shares) at Dec. 31, 2019		7,248,295
Paid-in capital	1,717,144
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(671,983)
Stock Issued During Period, Shares, New Issues		(1,077,307)
Adjustment To Common Stock Reverse Stock Split	$ (2)	$ (2)
Stock Issued During Period, Shares, Issued for Services	4,715,000
Stock Issued During Period, Value, Issued for Services	$ 82,256	47		82,209
Issuance of restricted stock, net of forfeitures	1,100,000
Treasury Stock, Common, Shares	$ 16,724	$ 0	(16,724)	0
Cash dividends declared on common stock ($0.02 per common share)	(3,234)			3,234
Dividends, Paid-in-kind	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		424,200
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 5		(5)
Share-based Compensation	7,317
Balance at at Dec. 31, 2020	(272,598)	$ (859)	$ (73,444)	$ (1,717,144)	$ 1,458,248
Balance (in Shares) at Dec. 31, 2020		11,310,073
Paid-in capital	$ 1,803,431